74263 7/01
Prospectus Supplement
dated July 16, 2001 to:
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Putnam International Voyager Fund (the "fund")
to Prospectuses dated December 30, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio. Their length of service to the fund and their experience as portfolio managers or investment analysts over at least the last five years are shown.

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Manager                    Since     Experience
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Joseph P. Joseph           1999      1994 - Present           Putnam Management
Managing Director
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Omid Kamshad               1997      1996 - Present           Putnam Management
Managing Director
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Andrew Graham              2000      1999 - Present           Putnam Management
Senior Vice President                1998 - 1999              Scottish Widows
                                                              Investment
                                                              Management
                                     Prior to February 1998   Zurich Investment
                                                              Management
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Fabrice Bay                2001      2001 - Present           Putnam Management
Senior Vice President                Prior to April 2001      Deutsche Bank
                                                              Equities A.G.
                                     Prior to June 1999       Lombard Odier
                                                              International
                                                              Portfolio
                                                              Management
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